9. INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
Investments In Associates Tables
Investments in Associates information
		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the period / year	Equity	Direct participation %
Refinor	Refinery	09.30.2017	92	(10)	980	28.50%
Oldeval	Transport of hydrocarbons	12.31.2017	110	216	657	23.10%

Investments in associates
	12.31.2017	12.31.2016
Refinor	602	602
Oldelval	221	184
Other	1	1
	824	787

Result from investments in associates
	12.31.2017	12.31.2016	12.31.2015
Oldelval	44	11	-
Refinor	-	(1)	-
CIESA	-	(3)	(10)
	44	7	(10)

Evolution of investments in associates
	Note	12.31.2017	12.31.2016	12.31.2015
At the beginning of the year		787	123	133
Dividends	30	(7)	(4)	-
Increase for subsidiaries acquisition		-	777	-
Decreases on disposal of investment in subsidiary		-	(116)	-
Share of profit (loss)		44	7	(10)
At the end of the year		824	787	123